LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
SCHEDULE OF SUPPLEMENTAL UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS INFORMATION RELATED TO LEASES

Supplemental Unaudited Interim Condensed Consolidated Balance Sheets information related to leases were as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB

Operating leases

Right-of-use assets	194,388	187,781
Operating lease liabilities - current	14,563	15,943
Operating lease liabilities - non-current	180,920	175,552
Total operating lease liabilities	195,483	191,495

Finance leases

Right-of-use assets	1,346,728	1,332,908
Finance lease liabilities - current	183,852	57,921
Finance lease liabilities - non-current	1,141,118	1,178,042
Total finance lease liabilities	1,324,970	1,235,963

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Operating cash outflows from operating leases	9,483	12,500
Right-of-use assets obtained in exchange for operating lease liabilities	-	6,150
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	-